Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 94,246	$ 94,036	$ 252,147
Restricted cash	11,003	10,223	10,202
Accounts receivable	42,382	16,613	2,441
Inventory	44,943	39,817	5,399
Prepaid expenses and other current assets	332,015	959,307	77,328
Total current assets	524,589	1,119,996	347,517
Property and equipment, net	354,135	284,024	5,059
Right-of-use asset	15,071	34,184	58,976
Other assets	3,298,465	277,571	191,922
Total assets	4,192,260	1,715,775	603,474
Current liabilities:
Accounts payable	363,984	394,035	302,477
Accounts payable-related parties	7,239	9,791	7,210
Accrued expenses and other current liabilities	552,240	487,208	593,925
Lease liability	12,918	25,374	24,792
Notes payable, current portion	4,638	4,071
Convertible notes payable, net of discount of $210,242, $225,800 and $195,162, at September 30, 2022, December 31, 2021 and 2020, respectively	79,008	79,200	37,338
Notes payable-related parties, net	982,203	965,211	944,098
Derivative liabilities	392,561	531,525	437,549
Total current liabilities	2,394,791	2,496,415	2,347,389
LONG TERM LIABILITIES
Notes payable, net of current portion	11,641	15,532
Lease liability, net of current portion	2,153	8,810	34,184
TOTAL LIABILITIES	2,408,585	2,520,757	2,381,573
Commitments and contingencies
Shareholders’ Deficit:
Preferred stock, $ 0.001 par value; 5,000,000 shares authorized, 2 shares and 0 shares issued and outstanding at September 30, 2022 and December 31, 2021 Respectively
Common stock, $ 0.001 par value; 3,500,000,000 shares authorized; 2,588,063,537, 2,311,123,860 and 2,233,741,391 shares issued and outstanding at September 30, 2022, December 31, 2021 and 2020, respectively.	2,588,064	2,311,125	2,233,742
Additional paid-in capital	15,948,999	10,899,139	7,041,960
Subscription receivable	(21,000)	(21,000)	(21,000)
Accumulated deficit	(16,732,388)	(13,994,246)	(11,032,801)
Total shareholders’ deficit	1,783,675	(804,982)	(1,778,099)
Total liabilities and shareholders’ deficit	$ 4,192,260	$ 1,715,775	$ 603,474